SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives Annual Rates) (Details)	6 Months Ended
Jun. 30, 2018
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	50.00%